PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 147	$ 157	$ 130
Property and equipment	1,218	1,122
Accumulated depreciation	766	619
Property and equipment, net	452	503
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	186	157
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	644	626
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 388	$ 339